VARIABLE INTEREST ENTITIES ("VIEs") - Summary of the Sale and Leaseback Arrangement (Details) - ICBCL - Variable Interest Entity, Primary Beneficiary $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Kool Kelvin
Variable Interest Entity [Line Items]
Sale value	$ 204.0
Lease duration	10 years
First repurchase option	$ 173.8
Net repurchase obligation at end of lease term	71.0
Kool Ice
Variable Interest Entity [Line Items]
Sale value	$ 204.0
Lease duration	10 years
First repurchase option	$ 173.8
Net repurchase obligation at end of lease term	$ 71.0